August 27, 2009

Office of Filings, Information & Consumer Services
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Eaton Vance Mutual Funds Trust (File Nos. 811-04015 and 002-90946),
on behalf of its series Eaton Vance Diversified Income Fund, Eaton Vance Emerging
Markets Local Income Fund, Eaton Vance Global Macro Absolute Return Fund, Eaton
Vance International Income Fund and Eaton Vance Strategic Income Fund; and
Eaton Vance Short Duration Diversified Income Fund (File Nos. 811-21563 and 333-
114596)

Ladies and Gentlemen:

     On behalf of each of the above-referenced Registrants, and in the case of Eaton Vance Mutual Funds Trust, for its series, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Friday, September 25, 2009. Registrant transmitted preliminary copies of the proxy materials on July 15, 2009 (Accession Nos. 0000940394-09-000547 and 0000940394-09-000546).

     The definitive filing incorporates responses to comments made on the preliminary proxy statement by Valerie Lithotomos of the Division of Investment Management to the Christopher Sechler on July 30, 2009. The comments and the responses thereto are as follows:

Comments on Preliminary Proxy Statement

Comment 1: Add additional risk disclosure regarding commodities investing, including illiquidity risks.

Response: The requested disclosure has been added.

Comment 2: Discuss how the use of commodities investments relates to each Fund's strategies.

Response: This discussion is included under "Proposal 1".

Comment 3: Will commodities investing affect your concentration policy?

Response: The Funds will continue to comply with their stated concentration policies.

Securities and Exchange Commission August 27, 2009 Page 2

Comment 4: Label each Fund as a feeder fund or fund of funds, as applicable.

Response: The Funds have been so identified.

Comments 5: Will here be a limitation on commodities? If so, please state.

Response: There is no stated limit on investing in commodities.

Comment 6: Under "Tax Considerations", add disclosure of the risks of investing in a Cayman subsidiary.

Response: The requested disclosure has been added.

     These definitive proxy materials will be mailed on or about August 28, 2009.

     If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8579.

Verytrulyyours, /s/DeidreE.Walsh Deidre E. Walsh, Esq. VicePresident